Income Taxes - Components of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - deferred	$ (406)
Provision for income taxes	130	6	426	320
Ireland [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - current
Income tax - deferred
U.S. [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Income tax - current		26	426	320
Income tax - deferred		$ (20)